Basis of Preparation and Summary of Material Accounting Policies - Additional Information (Detail)	12 Months Ended
Oct. 31, 2025
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	40 years
Computer equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	3 years
Computer equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	7 years
Office furniture and other equipment [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	4 years
Office furniture and other equipment [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	15 years
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	over the lesser of the estimated useful life of the asset and the lease term, including reasonably assured renewal periods